Inventory	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventory

Note 3 – Inventory

Inventory consisted of the following (in thousands):

	September 29, 2013	December 30, 2012
Finished goods	$882	$5,910
Raw materials	689	2,212

	$1,571	$8,122

The Company has an agreement with eSilicon Corporation (eSilicon) under which a majority of its day-to-day supply chain management, production test engineering and production quality engineering functions (Master Services) have been transferred to eSilicon under a master services and supply agreement (Service Agreement). Pursuant to the Service Agreement, the Company places orders for its finished goods products with eSilicon, who, in turn, contracts with wafer foundries and assembly and test subcontractors and manages these operational functions for the Company on a day-to-day basis.

As part of its Service Agreement, the Company has transferred ownership of certain work-in-process and raw materials to eSilicon as prepayment for the future delivery of finished goods. In addition, the Company has prepaid for certain wafers purchased by eSilicon on behalf of the Company. Prepayments under the arrangement were $0.3 million as of September 29, 2013 and $2.7 million as of December 30, 2012. The prepayments are classified in prepaid expenses and other current assets. As of September 29, 2013, the Company has $2.7 million of purchase obligations with eSilicon.

Note 5—Inventory

Inventory consisted of the following (in thousands):

	December 30, 2012	January 1, 2012
Finished goods	$5,910	$8,036
Work-in-process	—	1,235
Purchased parts and raw materials	2,212	203

	$8,122	$9,474

During 2012, the Company transitioned a majority of its day-to-day supply chain management, production test engineering and production quality engineering functions (Master Services) to eSilicon Corporation (eSilicon) under a master services and supply agreement (Service Agreement). Pursuant to the Service Agreement, the Company places orders for its finished goods products with eSilicon, who, in turn, contracts with wafer foundries and the assembly and test subcontractors and manages these operational functions for Ikanos on a day-to-day level. During the first half of 2012, the Company began the transition of these Master Services to eSilicon and establishing clear lines of communications among the Company, eSilicon, the wafer foundries and the assembly and test subcontractors. As of the end of fiscal year 2012, the Company has completed the transition of Master Services to eSilicon.

As part of its Services Agreement, the Company has transferred ownership of certain work-in-process and raw material inventory to the service provider as prepayment for the future delivery of finished goods inventory. In addition, the Company has prepaid for certain wafers purchased by the service provider on behalf of the Company. Prepayments under the arrangement are currently $2.7 million at December 30, 2012 and none at January 1, 2012. The prepayments are classified in prepaid expenses and other current assets.